Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The gross changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	$	$
Balance, beginning of the year	15,504	2,373
Acquisition of Oberlo UAB	4,813	—
Acquisition of Kit CRM Inc.	—	6,929
Acquisition of Boltmade, Inc.	—	5,450
Other Acquisitions	—	752
Balance, end of the year	20,317	15,504